Credit Risk - Measurement uncertainty - Scenario probability weighting (Details)	Jun. 30, 2022	Dec. 31, 2021
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1400.00%	2090.00%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2560.00%	2720.00%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3780.00%	3010.00%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1520.00%	1480.00%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	740.00%	700.00%